1258575

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC MAIL PROCESSING SECTION RECEIVED AUG - 4 2003 WASH. DC 188

PROCESSED AUG 06 2003 THOMSON FINANCIAL

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

03028927

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Hamlin's Power Inc.

Filing Under (Check box(es) that apply): ☒ Rule 504 ☐ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.) HAMLINS POWER INC
Michael R. Hamlin 807 Cushing Road Warren, Maine 04864 (207)582-5851

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
807 Cushing Road, Warren, Maine 04864	(207)-582-5851
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
RR 1 Box 1841 Palermo, Maine 04354	(207)-584-5600

Brief Description of Business
Small Power Electrical Generation Facility

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 01 Year 04 ☐ Actual ☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) ME

SEC MAIL PROCESSING SECTION RECEIVED AUG - 4 2003 WASH. DC 188

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Hamlin, Michael

Full Name (Last name first, if individual)

807 Cushing Road Warren , Maine 04864

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $1.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Michael Hamlin

Business or Residence Address (Number and Street, City, State, Zip Code)
807 Cushing Road, Warren, Maine 04864

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ Zero	$ Zero
Equity	$500,000.	$ Zero
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ Zero	$ Zero
Partnership Interests	$ Zero	$ Zero
Other (Specify ________)	$ Zero	$ Zero
Total	$500,000.	$ Zero

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504	Equity	$ 0
Total		$ 0

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$3,500.
Legal Fees	☐	$2,000.
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) ________	☐	$ 0
Total	☐	$5,500.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $494,500.

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $35,000.	☐ $30,000
Purchase of real estate	☐ $0	☐ $100,000
Purchase, rental or leasing and installation of machinery and equipment	☐ $0	☐ $294,797.
Construction or leasing of plant buildings and facilities	☐ $0	☐ $25,000
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $0	☐ $0
Repayment of indebtedness	☐ $0	☐ $0
Working capital	☐ $9,703.	☐ $0
Other (specify):	☐ $0	☐ $0
	☐ $0	☐ $0
Column Totals	☐ $44,703.	☐ $449,797.
Total Payments Listed (column totals added)	☐ $494,500.	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Michael R. Hamlin	Michael R. Hamlin	7/22/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Michael R. Hamlin	President/CEO/Owner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Michael R. Hamlin	Michael R. Hamlin	7/22/03
Name (Print or Type)	**Title (Print or Type)**	
Michael R. Hamlin	President/CEO/Owner	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL	X		Equity $500,000.	0	0	0	0		X
AK	X		Equity $500,000.	0	0	0	0		X
AZ	X		Equity $500,000.	0	0	0	0		X
AR	X		Equity $500,000.	0	0	0	0		X
CA	X		Equity $500,000.	0	0	0	0		X
CO	X		Equity $500,000.	0	0	0	0		X
CT	X		Equity $500,000.	0	0	0	0		X
DE	X		Equity $500,000.	0	0	0	0		X
DC	X		Equity $500,000.	0	0	0	0		X
FL	X		Equity $500,000.	0	0	0	0		X
GA	X		Equity $500,000.	0	0	0	0		X
HI	X		Equity $500,000.	0	0	0	0		X
ID	X		Equity $500,000.	0	0	0	0		X
IL	X		Equity $500,000.	0	0	0	0		X
IN	X		Equity $500,000.	0	0	0	0		X
IA	X		Equity $500,000.	0	0	0	0		X
KS	X		Equity $500,000.	0	0	0	0		X
KY	X		Equity $500,000.	0	0	0	0		X
LA	X		Equity $500,000.	0	0	0	0		X
ME	X		Equity $500,000.	0	0	0	0		X
MD	X		Equity $500,000.	0	0	0	0		X
MA	X		Equity $500,000.	0	0	0	0		X
MI	X		Equity $500,000.	0	0	0	0		X
MN	X		Equity $500,000.	0	0	0	0		X
MS	X		Equity $500,000.	0	0	0	0		X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO	X		Equity $500,000.	0	0	0	0		X
MT	X		Equity $500,000.	0	0	0	0		X
NE	X		Equity $500,000.	0	0	0	0		X
NV	X		Equity $500,000.	0	0	0	0		X
NH	X		Equity $500,000.	0	0	0	0		X
NJ	X		Equity $500,000.	0	0	0	0		X
NM	X		Equity $500,000.	0	0	0	0		X
NY	X		Equity $500,000.	0	0	0	0		X
NC	X		Equity $500,000.	0	0	0	0		X
ND	X		Equity $500,000.	0	0	0	0		X
OH	X		Equity $500,000.	0	0	0	0		X
OK	X		Equity $500,000.	0	0	0	0		X
OR	X		Equity $500,000.	0	0	0	0		X
PA	X		Equity $500,000.	0	0	0	0		X
RI	X		Equity $500,000.	0	0	0	0		X
SC	X		Equity $500,000.	0	0	0	0		X
SD	X		Equity $500,000.	0	0	0	0		X
TN	X		Equity $500,000.	0	0	0	0		X
TX	X		Equity $500,000.	0	0	0	0		X
UT	X		Equity $500,000.	0	0	0	0		X
VT	X		Equity $500,000.	0	0	0	0		X
VA	X		Equity $500,000.	0	0	0	0		X
WA	X		Equity $500,000.	0	0	0	0		X
WV	X		Equity $500,000.	0	0	0	0		X
WI	X		Equity $500,000.	0	0	0	0		X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY	X		Equity $500,000.	0	0	0	0		X
PR	X		Equity $500,000.	0	0	0	0		X

Specific Use of Funds

nvestment funds will be used as follows:

quisition of Warrantee Deed, 180 acres in Palermo, ine.

rchase 1-2000 Kw Diesel Engine Generator:

nstruction:

laries and fees:

orking Capital:

lan to begin operations as soon as all licenses or ons from licensing have been granted. When the bid s have been successfully awarded to the highest o purchase our electricity for twenty years, And all s have been raised.

that this business venture, Offers the initial s, the potential to be on board a very promotional concept. It is our long time goal to establish dozen small power generation facilities here in nd the neighboring States. We should be able to ully complete are goal within 10 short years.

the new equipment available today. We are able to everal different products, combining them together ice a clean renewable power source. That is both nvironmental safe and economically cost efficient. g the capital gain return for our investors should ather impressive year to date return. We will be a dividend reinvestment plan once we are able to

SUMMARY

After carefully examining the market conditions. I have come to the satisfactory conclusion , That electricity is not only a needed commodity , but a desirable place for investors to park their working capital. Which in the past and present, has been rather a safe haven for investors to participate in. Historically, electrical companies offer a dividend to investors. We certainly plan to offer a dividend to our investors, As soon as we are financially capable of doing so.

It is my professional opinion that within ten short years. Our company will have on-line several dozen small power generation facilities. All the deregulated laws pertaining to electrical producing , Has made this industry a very desirable business option , for any company.

This prospectus is part of a registration statement we filed with the commission. You should rely on the information contained in this prospectus and if any prospectus supplement. We have not Authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. This prospectus is not a offer to buy or sell any of these securities to any person in any State where it is unlawful to make such offer or solicitation. Neither the delivery of this prospectus or any sale made shall, under any circumstances, imply that information is accurate subsequent to the date of this prospectus.

PROSPECTUS

HAMLIN'S POWER INC.

COMMON STOCK
500,000 SHARES
(PAR VALUE $1.00 PER SHARE)
IPO

We are offering you the opportunity to participate in our common stock purchase plan. The plan is a convenie way for you to purchase shares of Hamlin's Power Inc.

This plan is established for our initial public offering, (IPO). We are registering 500,000 shares of common sto for sale under the plan. You should keep this prospectus future references.

Hamlin's Power Inc., common stocks are being registered with SEC under Regulation D, Rule 504.

NEITHER THE SECURITIES AND EXCHANGE COMMISSIONER NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVE THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE.

THE DATE OF THIS PROSPECTUS IS JULY 22

Description of The Business

Hamlin's Power Inc., is a Corporation doing business in the production and manufacturing of Electricity, through a very new "Renewable Resource" which generates electrical power that can physically be delivered to the control region in which the New England Power Pool, or its successors as approved by FERC may receive.

We will be supplying Utility Providers electricity at a minimum wholesale rate of .04 cents per Kilowatt hour. Our Corporation intends to meet the requirements of the Federal Energy Regulation Commission (FERC) Rules 18 Code of Federal Energy Regulations Part 292, Subpart B, Which qualifies our corporation as "Qualified Cogeneration Facilitiy". We plan to provide several pre-established licensed utility providers with a competitive bid package. The highest bidder per Kw hour shall be awarded a twenty year contract, to purchase our electricity. It is estimated that we can sell our electricity at a rate between .04 & .07 cents per Kw hr.

We have an ideal plant location. Palermo, Maine currently has no town ordinances and Central Maine Power owns and operates a transmission station in Palermo.

The plant will operate 7 days a week, 24 hours a day, minus emergency shut downs and shut downs for general repairs. Our purchased deed guarantee's us the specific purpose to operate, patrol and produce electricity at this location around the clock.

Market analyses

The trend for clean renewable resource has been a Governmental and State concern for several years. The Government has adopted many rules and regulations regarding "Renewable Resources", Which is what our corporation shall thrive to excel a new device known as the Permanent Magnetic Turbine, used to power our 2000 Kw generators. This power source is not only cost efficient but is 100% environmental safe and 100% emissions free. These facts alone will ensure the growth and strength of our company.

After examining the market, I have come to the satisfactory conclusion that the market for production of electricity is not only necessary but desired by investors. It is well established that Maine needs more electricity, especially during peak summer usage.

It is also well established that we can sell our produced electricity at a minimum of .04 cents per Kw hour, to pre-established utility companies. Pricing our electricity was derived from what other electrical providers currently sell there electricity for.

COMPETITION

There are several small power plants located here in Maine. None that shall directly or indirectly effect our power plant. Since we will be selling our electricity to the highest bidder through the bid process at wholesale prices. With the growing need for electricity in our State. There is no concern about competition at this time.

The need for electricity in Maine is common knowledge. Therefore, any company or individual that can get on-line a cost efficient way to generate electricity. That person or company can sell their produced electricity in one of several ways.

Management Plan

Hamlin's Power Inc., is a Maine based Co[illegible] With the Chief Executive Officer name of Mic[illegible] Hamlin. It shall be Mr. Hamlin's job to establi[illegible] management team with the appropriate backgr[illegible] experience to develop the successful every day operation of the small power generation facilit[illegible]

We are registering with the Security & Exc[illegible] Commission, Regulation D, Rule 504. This pr[illegible] allows our corporation to offer and sell up to 5[illegible] dollars in corporate shares. It is my profession[illegible] that this amount of capital raised, will be suffic[illegible] on-line a 2000 Kw generator. It is expected tha[illegible] Kw generator will generate a yearly cash flow [illegible] $698,880. We plan to install additional genera[illegible] maintaining less than 80 megawatts to qualify [illegible] power cogeneration facility.

We will have no long term dept. Short term[illegible] consist of pay rolls and operational expenses.

There will be seven levels of employment:

1. Chief Executive Officer
2. Corporate Attorney
3. Certified Public Accountant
4. Master Electrician
5. Diesel Mechanic
6. Clerk/Secretary
7. General Personal